Notes and Accrued Interest Receivable – Related Party (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted				$ 2,805,000		$ 5,267,500
Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Effective Percentage						7.00%
Accretion income						$ 178,525
Accrued interest receivable		$ 235,427		235,427		54,198
Interest Income (Expense), Operating		(25,362)		462,647		$ 233,910	$ 0
Next NRG Holding Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accretion income		$ 123,407	$ 0	$ 272,614	$ 0
EzFill Holdings Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Issuance of shares ownership percentage				28.00%
EzFill Holdings Inc. [Member] | Next NRG Holding Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accretion income				$ 272,614
EzFill Holdings Inc. [Member] | Next NRG Holding Corp [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		8.00%		8.00%
EzFill Holdings Inc. [Member] | Next NRG Holding Corp [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		18.00%		18.00%
Balance Labs Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Conversion of Stock, Amount Converted	$ 185,700
Balance Labs Inc. [Member] | Next NRG Holding Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Accretion income
Balance Labs Inc. [Member] | Next NRG Holding Corp [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		8.00%		8.00%
Balance Labs Inc. [Member] | Next NRG Holding Corp [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Effective Percentage		10.00%		10.00%